INCOME TAXES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023 USD ($)
Income Taxes [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%	15.00%
Tax loss carryforwards	¥ 624,015,512				$ 87,890,747
Withholding income tax on dividends distributed to holding company outside of China	10.00%	10.00%
Withholding tax liability unrecognized	¥ 62,512,488				8,804,700
Amount of interest expenses reversed due to lapse of statute of limitation	¥ 29,836,683	$ 4,202,409
Inland Revenue, Hong Kong
Income Taxes [Line Items]
Statutory tax rate	16.50%	16.50%
PRC Subsidiaries
Income Taxes [Line Items]
Undistributed earnings of Groups PRC subsidiaries	¥ 625,124,881				88,046,998
Uncertain tax positions	278,696,225				39,253,542
Interest expense	36,687,692	$ 5,167,353
Accumulated interest expense	111,237,228				$ 15,667,436
Accumulated tax penalty recorded	¥ 0